Commitments (Detail Textuals)	12 Months Ended
	Dec. 31, 2017 USD ($) Executiveofficer	Dec. 31, 2016 USD ($) Executiveofficer
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loan amount	$ 10,836,000
Number of commercial letters of credit | Executiveofficer	2	2
Commercial letters of credit	$ 414,000	$ 110,000
Minimum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	3.25%
Maximum
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Interest rate during period	5.25%